Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash on hand		S/ 167	S/ 155
Cash at banks	[1]	37,904	48,568
Short-term deposits	[2]	15,500	24,000
Cash and cash equivalents		S/ 53,571	S/ 72,723

[1]	Cash at banks is denominated in local and foreign currency, are deposited in local and foreign bank and are freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.